                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09235

                        First Defined Portfolio Fund, LLC
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010 (UNAUDITED)

   SHARES                               DESCRIPTION                                 VALUE
------------   -------------------------------------------------------------   --------------
COMMON STOCKS - 99.3%
               AEROSPACE/DEFENSE - 1.6%
       6,575   United Technologies Corp. ...................................   $      483,986
                                                                               --------------
               AUTO COMPONENTS - 0.1%
       1,157   Fuel Systems Solutions, Inc. (b) ............................           36,978
                                                                               --------------
               CAPITAL MARKETS - 2.5%
       3,843   Franklin Resources, Inc. ....................................          426,189
      18,287   GFI Group, Inc. .............................................          105,699
       4,279   T. Rowe Price Group, Inc. ...................................          235,045
                                                                               --------------
                                                                                      766,933
                                                                               --------------
               CHEMICALS - 0.6%
       3,035   Koppers Holdings, Inc. ......................................           85,951
         818   NewMarket Corp. .............................................           84,246
                                                                               --------------
                                                                                      170,197
                                                                               --------------
               COMMERCIAL BANKS - 1.1%
      24,618   Banco Santander S.A., ADR ...................................          326,681
                                                                               --------------
               COMMERCIAL SERVICES & SUPPLIES - 0.6%
      13,326   EnergySolutions, Inc. .......................................           85,686
       2,854   GeoEye, Inc. (b) ............................................           84,193
                                                                               --------------
                                                                                      169,879
                                                                               --------------
               COMPUTERS & PERIPHERALS - 5.1%
       7,375   International Business Machines Corp. .......................          945,844
       9,040   Netezza Corp. (b) ...........................................          115,622
         962   Teradata Corp. (b) ..........................................           27,792
      11,976   Western Digital Corp. (b) ...................................          466,944
                                                                               --------------
                                                                                    1,556,202
                                                                               --------------
               CONSTRUCTION & ENGINEERING - 0.1%
       1,631   Foster Wheeler AG (b) .......................................           44,265
                                                                               --------------
               DIVERSIFIED CONSUMER SERVICES - 0.3%
       3,888   Lincoln Educational Services Corp. (b) ......................           98,366
                                                                               --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 7.0%
      34,632   AT&T, Inc. ..................................................          894,891
       6,759   Cogent Communications Group, Inc. (b) .......................           70,361
      27,612   Deutsche Telekom AG, ADR ....................................          372,762
      16,026   France Telecom S.A., ADR ....................................          385,105
       5,062   Neutral Tandem, Inc. (b) ....................................           80,891
       4,866   Telefonica S.A., ADR ........................................          345,973
                                                                               --------------
                                                                                    2,149,983
                                                                               --------------
               ELECTRICAL EQUIPMENT - 0.9%
       6,983   Baldor Electric Co. .........................................          261,164
                                                                               --------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
         951   Amphenol Corp., Class A .....................................           40,123
       3,961   ScanSource, Inc. (b) ........................................          113,998
                                                                               --------------
                                                                                      154,121
                                                                               --------------

                 See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

   SHARES                               DESCRIPTION                                 VALUE
------------   -------------------------------------------------------------   --------------
COMMON STOCKS - (CONTINUED)
               ENERGY EQUIPMENT & SERVICES - 1.5%
       1,887   FMC Technologies, Inc. (b) ..................................   $      121,957
       3,883   Hornbeck Offshore Services, Inc. (b) ........................           72,107
       6,454   National Oilwell Varco, Inc. ................................          261,903
                                                                               --------------
                                                                                      455,967
                                                                               --------------
               FOOD & STAPLES RETAILING - 3.9%
       6,380   United Natural Foods, Inc. (b) ..............................          179,469
      18,062   Wal-Mart Stores, Inc. .......................................        1,004,247
                                                                               --------------
                                                                                    1,183,716
                                                                               --------------
               FOOD PRODUCTS - 1.3%
       3,142   American Italian Pasta Co., Class A (b) .....................          122,130
       1,147   Mead Johnson Nutrition Co. ..................................           59,678
       4,882   TreeHouse Foods, Inc. (b) ...................................          214,173
                                                                               --------------
                                                                                      395,981
                                                                               --------------
               GAS UTILITIES - 0.1%
         875   Questar Corp. ...............................................           37,800
                                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 6.2%
       3,256   Abaxis, Inc. (b) ............................................           88,531
       6,417   Baxter International, Inc. ..................................          373,469
       3,177   Intuitive Surgical, Inc. (b) ................................        1,106,009
       4,231   Stryker Corp. ...............................................          242,098
       3,264   Zoll Medical Corp. (b) ......................................           86,039
                                                                               --------------
                                                                                    1,896,146
                                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES - 1.0%
       3,917   HMS Holdings Corp. (b) ......................................          199,728
       5,956   Kindred Healthcare, Inc. (b) ................................          107,506
                                                                               --------------
                                                                                      307,234
                                                                               --------------
               HEALTH CARE TECHNOLOGY - 1.5%
       2,373   Cerner Corp. (b) ............................................          201,847
       1,640   Computer Programs & Systems, Inc. ...........................           64,091
       8,502   MedAssets, Inc. (b) .........................................          178,542
                                                                               --------------
                                                                                      444,480
                                                                               --------------
               HOTELS, RESTAURANTS & LEISURE - 1.4%
       4,718   Bob Evans Farms, Inc. .......................................          145,833
       3,715   California Pizza Kitchen, Inc. (b) ..........................           62,375
       1,969   Peet's Coffee & Tea, Inc. (b) ...............................           78,071
      10,780   Texas Roadhouse, Inc. (b) ...................................          149,734
                                                                               --------------
                                                                                      436,013
                                                                               --------------
               HOUSEHOLD DURABLES - 1.7%
       5,755   Garmin Ltd. .................................................          221,452
       1,031   National Presto Industries, Inc. ............................          122,596
       3,412   Tupperware Brands Corp. .....................................          164,527
                                                                               --------------
                                                                                      508,575
                                                                               --------------
               HOUSEHOLD PRODUCTS - 3.3%
      15,981   Procter & Gamble (The) Co. ..................................        1,011,118
                                                                               --------------

                 See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

   SHARES                               DESCRIPTION                                 VALUE
------------   -------------------------------------------------------------   --------------
COMMON STOCKS - (CONTINUED)
               INSURANCE - 3.4%
      19,514   Travelers (The) Cos., Inc. ..................................   $    1,052,585
                                                                               --------------
               INTERNET & CATALOG RETAIL - 4.3%
       3,022   Netflix, Inc. (b) ...........................................          222,842
       4,270   priceline.com, Inc. (b) .....................................        1,088,850
                                                                               --------------
                                                                                    1,311,692
                                                                               --------------
               INTERNET SOFTWARE & SERVICES - 1.5%
         762   Baidu, Inc., ADR (b) ........................................          454,914
                                                                               --------------
               IT SERVICES - 7.7%
      24,515   Cognizant Technology Solutions Corp., Class A (b) ...........        1,249,775
      16,596   Infosys Technologies Ltd., ADR ..............................          976,675
       2,313   Unisys Corp. (b) ............................................           80,701
       2,052   Wright Express Corp. (b) ....................................           61,806
                                                                               --------------
                                                                                    2,368,957
                                                                               --------------
               LIFE SCIENCES TOOLS & SERVICES - 1.5%
       2,645   Dionex Corp. (b) ............................................          197,793
       8,719   PAREXEL International Corp. (b) .............................          203,240
       1,000   Waters Corp. (b) ............................................           67,540
                                                                               --------------
                                                                                      468,573
                                                                               --------------
               MACHINERY - 1.9%
       4,321   Chart Industries, Inc. (b) ..................................           86,420
         396   Flowserve Corp. .............................................           43,667
       2,963   Joy Global, Inc. ............................................          167,706
       2,751   Middleby (The) Corp. (b) ....................................          158,430
       5,017   Robbins & Myers, Inc. .......................................          119,505
                                                                               --------------
                                                                                      575,728
                                                                               --------------
               MEDIA - 1.0%
       6,028   DISH Network Corp., Class A .................................          125,503
       9,655   Virgin Media, Inc. ..........................................          166,645
                                                                               --------------
                                                                                      292,148
                                                                               --------------
               MULTI-UTILITIES - 3.0%
       7,511   National Grid PLC, ADR ......................................          366,161
       2,487   Public Service Enterprise Group, Inc. .......................           73,416
       1,212   Sempra Energy ...............................................           60,479
      12,269   Veolia Environnement, ADR ...................................          424,139
                                                                               --------------
                                                                                      924,195
                                                                               --------------
               OIL, GAS & CONSUMABLE FUELS - 5.6%
       7,027   BP PLC, ADR .................................................          401,031
       8,009   ENI SpA, ADR ................................................          375,862
       4,119   Peabody Energy Corp. ........................................          188,238
      15,163   Repsol YPF S.A., ADR ........................................          360,576
       6,737   Royal Dutch Shell PLC, ADR ..................................          389,803
                                                                               --------------
                                                                                    1,715,510
                                                                               --------------

                 See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

   SHARES                               DESCRIPTION                                 VALUE
------------   -------------------------------------------------------------   --------------
COMMON STOCKS - (CONTINUED)
               PERSONAL PRODUCTS - 1.3%
       3,293   Herbalife Ltd. ..............................................   $      151,873
       3,371   NBTY, Inc. (b) ..............................................          161,741
       3,386   Nu Skin Enterprises, Inc., Class A ..........................           98,533
                                                                               --------------
                                                                                      412,147
                                                                               --------------
               PHARMACEUTICALS - 5.1%
       9,615   GlaxoSmithKline PLC, ADR ....................................          370,370
      26,465   Merck & Co., Inc. ...........................................          988,468
       7,258   Warner Chilcott PLC, Class A (b) ............................          185,442
                                                                               --------------
                                                                                    1,544,280
                                                                               --------------
               PROFESSIONAL SERVICES - 0.1%
         365   Dun & Bradstreet (The) Corp. ................................           27,163
                                                                               --------------
               REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.3%
       2,720   Plum Creek Timber Co., Inc. .................................          105,835
                                                                               --------------
               SOFTWARE - 4.9%
      24,320   Lawson Software, Inc. (b) ...................................          160,755
      39,582   Microsoft Corp. .............................................        1,158,565
       5,934   Progress Software Corp. (b) .................................          186,506
                                                                               --------------
                                                                                    1,505,826
                                                                               --------------
               SPECIALTY RETAIL - 6.5%
       2,809   Big 5 Sporting Goods Corp. ..................................           42,753
       3,941   Dress Barn (The), Inc. (b) ..................................          103,097
       1,837   DSW, Inc., Class A (b) ......................................           46,899
       3,526   Genesco, Inc. (b) ...........................................          109,341
       4,986   Guess?, Inc. ................................................          234,242
       4,317   Hibbett Sports, Inc. (b) ....................................          110,429
       3,470   J. Crew Group, Inc. (b) .....................................          159,273
       1,447   Jo-Ann Stores, Inc. (b) .....................................           60,745
       2,738   Jos. A. Bank Clothiers, Inc. (b) ............................          149,632
       7,967   Men's Wearhouse (The), Inc. .................................          190,730
       5,735   TJX (The) Cos., Inc. ........................................          243,852
      14,039   Urban Outfitters, Inc. (b) ..................................          533,903
                                                                               --------------
                                                                                    1,984,896
                                                                               --------------
               TEXTILES, APPAREL & LUXURY GOODS - 1.6%
       4,344   Coach, Inc. .................................................          171,675
       4,984   Culp, Inc. (b) ..............................................           59,758
         666   Deckers Outdoor Corp. (b) ...................................           91,908
       1,175   Steven Madden Ltd. (b) ......................................           57,340
       3,776   True Religion Apparel, Inc. (b) .............................          114,639
                                                                               --------------
                                                                                      495,320
                                                                               --------------
               TOBACCO - 2.7%
         892   Lorillard, Inc. .............................................           67,114
      10,615   Philip Morris International, Inc. ...........................          553,678
       3,796   Universal Corp. .............................................          200,011
                                                                               --------------
                                                                                      820,803
                                                                               --------------

                 See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

   SHARES                               DESCRIPTION                                 VALUE
------------   -------------------------------------------------------------   --------------
COMMON STOCKS - (CONTINUED)
               TRADING COMPANIES & DISTRIBUTORS - 0.7%
       6,433   WESCO International, Inc. (b) ...............................   $      223,289
                                                                               --------------
               WIRELESS TELECOMMUNICATION SERVICES - 3.9%
      13,722   NII Holdings, Inc. (b) ......................................          571,659
      10,433   Syniverse Holdings, Inc. (b) ................................          203,131
      17,692   Vodafone Group PLC, ADR .....................................          412,047
                                                                               --------------
                                                                                    1,186,837
                                                                               --------------
               TOTAL INVESTMENTS - 99.3%
               (Cost $29,093,580) (c) ......................................       30,366,483
               NET OTHER ASSETS AND LIABILITIES - 0.7% .....................          228,932
                                                                               --------------
               NET ASSETS - 100.0% .........................................   $   30,595,415
                                                                               ==============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,151,181 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $878,278.

ADR  American Depositary Receipt

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                               LEVEL 2        LEVEL 3
                    TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                   VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                   03/31/10       PRICES        INPUTS        INPUTS
                 -----------   -----------   -----------   ------------
Common Stocks*   $30,366,483   $30,366,483       $--           $--
                 ===========   ===========       ===           ===

*    See the Portfolio of Investments for industry breakout.

                 See Notes to Quarterly Portfolio of Investments

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010 (UNAUDITED)

   SHARES                               DESCRIPTION                                 VALUE
------------   -------------------------------------------------------------   --------------
COMMON STOCKS - 98.6%
               CHEMICALS - 10.7%
      15,635   E.I. du Pont de Nemours & Co. ...............................   $      582,247
                                                                               --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 18.0%
      18,799   AT&T, Inc. ..................................................          485,766
      15,931   Verizon Communications, Inc. ................................          494,180
                                                                               --------------
                                                                                      979,946
                                                                               --------------
               FOOD & STAPLES RETAILING - 10.0%
       9,804   Wal-Mart Stores, Inc. .......................................          545,102
                                                                               --------------
               HOTELS, RESTAURANTS & LEISURE - 10.4%
       8,466   McDonald's Corp. ............................................          564,852
                                                                               --------------
               HOUSEHOLD PRODUCTS - 10.1%
       8,675   Procter & Gamble (The) Co. ..................................          548,867
                                                                               --------------
               INSURANCE - 10.5%
      10,592   Travelers (The) Cos., Inc. ..................................          571,332
                                                                               --------------
               OIL, GAS & CONSUMABLE FUELS - 19.1%
       6,856   Chevron Corp. ...............................................          519,891
       7,741   Exxon Mobil Corp. ...........................................          518,492
                                                                               --------------
                                                                                    1,038,383
                                                                               --------------
               PHARMACEUTICALS - 9.8%
      14,365   Merck & Co., Inc. ...........................................          536,533
                                                                               --------------
               TOTAL INVESTMENTS - 98.6%
               (Cost $5,333,132) (b) .......................................        5,367,262
               NET OTHER ASSETS AND LIABILITIES - 1.4% .....................           75,548
                                                                               --------------
               NET ASSETS - 100.0% .........................................   $    5,442,810
                                                                               ==============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $207,394 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $173,264.

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                             LEVEL 2       LEVEL 3
                    TOTAL       LEVEL 1    SIGNIFICANT    SIGNIFICANT
                  VALUE AT      QUOTED      OBSERVABLE   UNOBSERVABLE
                  03/31/10      PRICES        INPUTS        INPUTS
                 ----------   ----------   -----------   ------------
Common Stocks*   $5,367,262   $5,367,262      $--           $--
                 ==========   ==========      ===           ===

*    See the Portfolio of Investments for industry breakout.

                 See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010 (UNAUDITED)

   SHARES                               DESCRIPTION                                 VALUE
------------   -------------------------------------------------------------   --------------
COMMON STOCKS - 98.4%
               CHEMICALS - 5.0%
      45,729   Sensient Technologies Corp. .................................   $    1,328,885
                                                                               --------------
               COMMERCIAL BANKS - 22.0%
      48,107   BB&T Corp. ..................................................        1,558,186
     177,694   F.N.B. Corp. ................................................        1,441,098
      54,027   Trustmark Corp. .............................................        1,319,880
      59,808   United Bankshares, Inc. .....................................        1,568,166
                                                                               --------------
                                                                                    5,887,330
                                                                               --------------
               ELECTRIC UTILITIES - 9.2%
      46,701   Northeast Utilities .........................................        1,290,816
      37,263   Unisource Energy Corp. ......................................        1,171,549
                                                                               --------------
                                                                                    2,462,365
                                                                               --------------
               FOOD PRODUCTS - 5.1%
      44,797   Kraft Foods, Inc., Class A ..................................        1,354,661
                                                                               --------------
               INSURANCE - 15.0%
      40,541   Allstate Corp. ..............................................        1,309,880
      46,701   Cincinnati Financial Corp. ..................................        1,349,659
      30,896   Mercury General Corp. .......................................        1,350,773
                                                                               --------------
                                                                                    4,010,312
                                                                               --------------
               MULTI-UTILITIES - 17.6%
      27,570   DTE Energy Co. ..............................................        1,229,622
      78,520   NiSource, Inc. ..............................................        1,240,616
      27,043   PG&E Corp. ..................................................        1,147,164
      21,725   Sempra Energy ...............................................        1,084,078
                                                                               --------------
                                                                                    4,701,480
                                                                               --------------
               THRIFTS & MORTGAGE FINANCE - 19.4%
      96,594   Astoria Financial Corp. .....................................        1,400,613
      87,393   First Niagara Financial Group, Inc. .........................        1,242,728
      84,919   New York Community Bancorp, Inc. ............................        1,404,560
      73,324   People's United Financial, Inc. .............................        1,146,787
                                                                               --------------
                                                                                    5,194,688
                                                                               --------------
               TOBACCO - 5.1%
      25,719   Universal Corp. .............................................        1,355,134
                                                                               --------------
               TOTAL INVESTMENTS - 98.4%
               (Cost $24,938,288) (b) ......................................       26,294,855
               NET OTHER ASSETS AND LIABILITIES - 1.6% .....................          423,648
                                                                               --------------
               NET ASSETS - 100.0% .........................................   $   26,718,503
                                                                               ==============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,771,107 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $414,540.

                 See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                               LEVEL 2       LEVEL 3
                    TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                   VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                   03/31/10       PRICES        INPUTS        INPUTS
                 -----------   -----------   -----------   ------------
Common Stocks*   $26,294,855   $26,294,855       $--          $--
                 ===========   ===========       ===          ===

*    See the Portfolio of Investments for industry breakout.

                 See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010 (UNAUDITED)

   SHARES                                DESCRIPTION                                VALUE
------------   -------------------------------------------------------------   --------------
COMMON STOCKS - 99.4%
               CHINA - 19.7%
   5,266,000   Bank of China Ltd. ..........................................   $    2,807,891
   3,376,000   Industrial & Commercial Bank of China Ltd. ..................        2,574,087
   2,318,000   PetroChina Co. Ltd., H Shares ...............................        2,710,805
                                                                               --------------
                                                                                    8,092,783
                                                                               --------------
               HONG KONG - 14.5%
   1,798,000   CNOOC Ltd. ..................................................        2,959,508
     508,000   Hongkong Electric Holdings Ltd. .............................        3,012,953
                                                                               --------------
                                                                                    5,972,461
                                                                               --------------
               UNITED KINGDOM - 30.7%
     478,873   BAE Systems PLC .............................................        2,698,194
     565,140   Man Group PLC ...............................................        2,071,100
     428,718   Marks & Spencer Group PLC ...................................        2,407,790
     392,949   Tate & Lyle PLC .............................................        2,708,390
   1,198,437   Vodafone Group PLC ..........................................        2,764,309
                                                                               --------------
                                                                                   12,649,783
                                                                               --------------
               UNITED STATES - 34.5%
      97,601   AT&T, Inc. ..................................................        2,522,010
      94,887   Home Depot (The), Inc. ......................................        3,069,594
     134,243   Intel Corp. .................................................        2,988,249
     100,548   Kraft Foods, Inc., Class A ..................................        3,040,571
     149,408   Pfizer, Inc. ................................................        2,562,347
                                                                               --------------
                                                                                   14,182,771
                                                                               --------------
               TOTAL INVESTMENTS - 99.4%
               (Cost $42,737,114) (b) ......................................       40,897,798
               NET OTHER ASSETS AND LIABILITIES - 0.6% .....................          251,528
                                                                               --------------
               NET ASSETS - 100.0% .........................................   $   41,149,326
                                                                               ==============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,008,384 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,847,700.

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                               LEVEL 2        LEVEL 3
                TOTAL MARKET     LEVEL 1     SIGNIFICANT    SIGNIFICANT
                  VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                  03/31/10        PRICES        INPUTS         INPUTS
                ------------   -----------   -----------   ------------
Common Stocks*   $40,897,798   $40,897,798       $--            $--
                 ===========   ===========       ===            ===

*    See the Portfolio of Investments for country breakout.

                 See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

Food Products ........................................    14.0%
Oil, Gas & Consumable Fuels ..........................    13.8
Commercial Banks .....................................    13.1
Specialty Retail .....................................     7.4
Electric Utilities ...................................     7.3
Semiconductors & Semiconductor Equipment .............     7.3
Wireless Telecommunication Services ..................     6.7
Aerospace & Defense ..................................     6.6
Pharmaceuticals. .....................................     6.2
Diversified Telecommunication Services ...............     6.1
Multiline Retail .....................................     5.9
Capital Markets ......................................     5.0
Net Other Assets and Liabilities .....................     0.6
                                                         -----
                                                         100.0%
                                                         =====

                 See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010 (UNAUDITED)

   SHARES                               DESCRIPTION                                 VALUE
------------   -------------------------------------------------------------   --------------
COMMON STOCKS - 98.0%
               AEROSPACE & DEFENSE - 9.5%
      11,188   United Technologies Corp. ...................................   $      823,549
                                                                               --------------
               CAPITAL MARKETS - 12.9%
       6,539   Franklin Resources, Inc. ....................................          725,175
       7,284   T. Rowe Price Group, Inc. ...................................          400,110
                                                                               --------------
                                                                                    1,125,285
                                                                               --------------
               COMPUTERS & PERIPHERALS - 19.0%
      12,551   International Business Machines Corp. .......................        1,609,666
       1,638   Teradata Corp. (b) ..........................................           47,322
                                                                               --------------
                                                                                    1,656,988
                                                                               --------------
               ELECTRONIC EQUIPMENT & INSTRUCTION - 0.8%
       1,619   Amphenol Corp., Class A .....................................           68,306
                                                                               --------------
               ENERGY EQUIPMENT & SERVICES - 7.5%
       3,210   FMC Technologies, Inc. (b) ..................................          207,462
      10,982   National Oilwell Varco, Inc. ................................          445,649
                                                                               --------------
                                                                                      653,111
                                                                               --------------
               FOOD PRODUCTS - 1.2%
       1,953   Mead Johnson Nutrition Co. ..................................          101,614
                                                                               --------------
               GAS UTILITIES - 0.7%
       1,488   Questar Corp. ...............................................           64,282
                                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 12.0%
      10,921   Baxter International, Inc. ..................................          635,602
       7,200   Stryker Corp. ...............................................          411,984
                                                                               --------------
                                                                                    1,047,586
                                                                               --------------
               INTERNET & CATALOG RETAIL - 3.0%
       1,028   priceline.com, Inc. (b) .....................................          262,140
                                                                               --------------
               LIFE SCIENCES TOOLS & SERVICES - 1.3%
       1,702   Waters Corp. (b) ............................................          114,953
                                                                               --------------
               MACHINERY - 0.9%
         674   Flowserve Corp. .............................................           74,322
                                                                               --------------
               MULTI-UTILITIES - 2.6%
       4,232   Public Service Enterprise Group, Inc. .......................          124,929
       2,064   Sempra Energy ...............................................          102,994
                                                                               --------------
                                                                                      227,923
                                                                               --------------
               OIL, GAS & CONSUMABLE FUELS - 3.7%
       7,010   Peabody Energy Corp. ........................................          320,357
                                                                               --------------
               PROFESSIONAL SERVICES - 0.5%
         621   Dun & Bradstreet (The) Corp. ................................           46,215
                                                                               --------------
               REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.1%
       4,627   Plum Creek Timber Co., Inc. .................................          180,037
                                                                               --------------
               SPECIALTY RETAIL - 4.8%
       9,760   TJX (The) Cos., Inc. ........................................          414,995
                                                                               --------------

                 See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

   SHARES                               DESCRIPTION                                 VALUE
------------   -------------------------------------------------------------   --------------
COMMON STOCK - (CONTINUED)
               TEXTILES, APPAREL & LUXURY GOODS - 3.4%
       7,393   Coach, Inc. .................................................   $      292,171
                                                                               --------------
               TOBACCO - 12.1%
       1,517   Lorillard, Inc. .............................................          114,139
      18,062   Philip Morris International, Inc. ...........................          942,114
                                                                               --------------
                                                                                    1,056,253
                                                                               --------------
               TOTAL INVESTMENTS - 98.0% ...................................        8,530,087
               (Cost $8,325,645) (c)
               NET OTHER ASSETS AND LIABILITIES - 2.0% .....................          177,987
                                                                               --------------
               NET ASSETS - 100.0% .........................................   $    8,708,074
                                                                               ==============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $356,832 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $152,390.

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                             LEVEL 2        LEVEL 3
                    TOTAL       LEVEL 1    SIGNIFICANT    SIGNIFICANT
                  VALUE AT      QUOTED     OBSERVABLE    UNOBSERVABLE
                  03/31/10      PRICES        INPUTS        INPUTS
                 ----------   ----------   -----------   ------------
Common Stocks*   $8,530,087   $8,530,087       $--            $--
                 ==========   ==========       ===            ===

*    See the Portfolio of Investments for industry breakout.

                 See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010 (UNAUDITED)

   SHARES                               DESCRIPTION                                 VALUE
------------   -------------------------------------------------------------   --------------
COMMON STOCKS - 94.1%
               CONSTRUCTION & ENGINEERING - 3.2%
       4,038   Foster Wheeler AG (b) .......................................   $      109,591
                                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 7.4%
         715   Intuitive Surgical, Inc. (b) ................................          248,913
                                                                               --------------
               HEALTH CARE TECHNOLOGY - 6.5%
       2,579   Cerner Corp. (b) ............................................          219,370
                                                                               --------------
               HOUSEHOLD DURABLES - 7.1%
       6,254   Garmin Ltd. .................................................          240,654
                                                                               --------------
               INTERNET & CATALOG RETAIL - 7.4%
         979   priceline.com, Inc. (b) .....................................          249,645
                                                                               --------------
               INTERNET SOFTWARE & SERVICES - 9.3%
         526   Baidu, Inc., ADR (b) ........................................          314,022
                                                                               --------------
               IT SERVICES - 14.1%
       4,814   Cognizant Technology Solutions Corp., Class A (b) ...........          245,418
       3,930   Infosys Technologies Ltd. ADR ...............................          231,280
                                                                               --------------
                                                                                      476,698
                                                                               --------------
               MACHINERY - 5.4%
       3,221   Joy Global, Inc. ............................................          182,309
                                                                               --------------
               MEDIA - 9.4%
       6,550   DISH Network Corp., Class A .................................          136,371
      10,490   Virgin Media, Inc. ..........................................          181,057
                                                                               --------------
                                                                                      317,428
                                                                               --------------
               PHARMACEUTICALS - 5.8%
       7,696   Warner Chilcott PLC, Class A (b) ............................          196,633
                                                                               --------------
               SOFTWARE - 6.1%
       7,071   Microsoft Corp. .............................................          206,968
                                                                               --------------
               SPECIALTY RETAIL - 6.0%
       5,333   Urban Outfitters, Inc. (b) ..................................          202,814
                                                                               --------------
               WIRELESS TELECOMMUNICATION SERVICES - 6.4%
       5,211   NII Holdings, Inc. (b) ......................................          217,090
                                                                               --------------
               TOTAL INVESTMENTS - 94.1% ...................................        3,182,135
               (Cost $2,863,368) (c)
               NET OTHER ASSETS AND LIABILITIES - 5.9% .....................          200,195
                                                                               --------------
               NET ASSETS - 100.0% .........................................   $    3,382,330
                                                                               ==============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $354,812 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $36,045.

ADR  American Depositary Receipt

                 See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                              LEVEL 2        LEVEL 3
                   TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                  VALUE AT      QUOTED      OBSERVABLE    UNOBSERVABLE
                  03/31/10      PRICES        INPUTS         INPUTS
                 ----------   -----------   -----------   ------------
Common Stocks*   $3,182,135   $ 3,182,135       $--            $--
                 ==========   ===========       ===            ===

*    See the Portfolio of Investments for industry breakout.

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010 (UNAUDITED)

   SHARES                               DESCRIPTION                                 VALUE
------------   -------------------------------------------------------------   --------------
COMMON STOCKS - 98.7%
               AEROSPACE & DEFENSE - 0.8%
         910   Esterline Technologies Corp. (b) ............................   $       44,981
         761   Triumph Group, Inc.                                                     53,338
                                                                               --------------
                                                                                       98,319
                                                                               --------------
               AIRLINES - 0.2%
       2,184   SkyWest, Inc. ...............................................           31,188
                                                                               --------------
               AUTO COMPONENTS - 0.2%
         797   Fuel Systems Solutions, Inc. (b) ............................           25,472
                                                                               --------------
               AUTOMOBILES - 0.3%
         842   Daimler AG ..................................................           39,582
                                                                               --------------
               BUILDING PRODUCTS - 0.3%
       3,021   Griffon Corp. (b) ...........................................           37,642
                                                                               --------------
               CAPITAL MARKETS - 1.2%
         911   Credit Suisse Group AG, ADR .................................           46,807
         629   Deutsche Bank AG ............................................           48,351
       2,887   UBS AG (b) ..................................................           47,000
                                                                               --------------
                                                                                      142,158
                                                                               --------------
               CHEMICALS - 2.0%
         563   NewMarket Corp. .............................................           57,983
       6,304   Sensient Technologies Corp. .................................          183,194
                                                                               --------------
                                                                                      241,177
                                                                               --------------
               COMMERCIAL BANKS - 13.5%
         859   Bank of Montreal ............................................           52,141
       2,561   Barclays PLC, ADR ...........................................           55,702
       6,600   BB&T Corp. ..................................................          213,774
       1,907   Community Bank System, Inc. .................................           43,442
      24,410   F.N.B. Corp. ................................................          197,965
         785   HSBC Holdings PLC, ADR ......................................           39,792
       3,933   International Bancshares Corp. ..............................           90,420
      13,671   Lloyds Banking Group PLC, ADR (b) ...........................           52,633
       9,069   Mitsubishi UFJ Financial Group, Inc., ADR ...................           47,431
      12,494   Mizuho Financial Group, Inc., ADR ...........................           49,226
       8,650   National Bank of Greece S.A., ADR ...........................           35,119
       3,633   PacWest Bancorp .............................................           82,905
       4,734   Royal Bank of Scotland Group PLC, ADR (b) ...................           62,678
       2,129   S&T Bancorp, Inc. ...........................................           44,496
         726   Toronto-Dominion Bank (The) .................................           54,145
      10,687   Trustmark Corp. .............................................          261,083
       8,188   United Bankshares, Inc. .....................................          214,689
       1,222   Wintrust Financial Corp. ....................................           45,471
                                                                               --------------
                                                                                    1,643,112
                                                                               --------------
               COMMUNICATIONS EQUIPMENT - 0.3%
       1,290   Black Box Corp. .............................................           39,680
                                                                               --------------
               COMPUTERS & PERIPHERALS - 2.6%
       8,238   Western Digital Corp. (b) ...................................          321,200
                                                                               --------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

   SHARES                               DESCRIPTION                                 VALUE
------------   -------------------------------------------------------------   --------------
COMMON STOCKS - (CONTINUED)
               CONSTRUCTION & ENGINEERING - 0.7%
       1,663   URS Corp. (b) ...............................................    $      82,501
                                                                               --------------
               CONSUMER FINANCE - 0.8%
       3,887   AmeriCredit Corp. (b) .......................................           92,355
                                                                               --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
       3,447   China Unicom (Hong Kong), Ltd., ADR .........................           38,434
       3,040   Deutsche Telekom AG, ADR ....................................           41,040
       2,246   Nippon Telegraph & Telephone Corp., ADR .....................           47,211
       2,901   Telecom Italia SpA, ADR .....................................           41,600
                                                                               --------------
                                                                                      168,285
                                                                               --------------
               ELECTRIC UTILITIES - 6.5%
       3,790   Great Plains Energy, Inc. ...................................           70,380
       3,525   Hawaiian Electric Industries, Inc. ..........................           79,136
       2,302   IDACORP, Inc. ...............................................           79,695
       6,408   Northeast Utilities .........................................          177,117
       5,965   NV Energy, Inc. .............................................           73,548
       5,863   PNM Resources, Inc. .........................................           73,463
       5,096   Unisource Energy Corp. ......................................          160,218
       3,381   Westar Energy, Inc. .........................................           75,396
                                                                               --------------
                                                                                      788,953
                                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
       1,583   Tech Data Corp. (b) .........................................           66,328
                                                                               --------------
               ENERGY EQUIPMENT & SERVICES - 1.5%
         964   Bristow Group, Inc. (b) .....................................           36,372
       1,767   Gulf Island Fabrication, Inc. ...............................           38,432
       2,314   Pride International, Inc. (b) ...............................           69,675
         494   SEACOR Holdings, Inc. (b) ...................................           39,846
                                                                               --------------
                                                                                      184,325
                                                                               --------------
               FOOD PRODUCTS - 1.5%
       6,136   Kraft Foods, Inc., Class A ..................................          185,553
                                                                               --------------
               GAS UTILITIES - 0.6%
       2,509   Atmos Energy Corp. ..........................................           71,682
                                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 5.1%
       1,421   Intuitive Surgical, Inc. (b) ................................          494,693
       4,516   Symmetry Medical, Inc. (b) ..................................           45,341
       1,369   Teleflex, Inc. ..............................................           87,712
                                                                               --------------
                                                                                      627,746
                                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES - 2.6%
       3,866   Kindred Healthcare, Inc. (b) ................................           69,781
       2,262   LifePoint Hospitals, Inc. (b) ...............................           83,196
       1,613   Molina Healthcare, Inc. (b) .................................           40,599
       3,034   Omnicare, Inc. ..............................................           85,832
       3,302   Res-Care, Inc. (b) ..........................................           39,591
                                                                               --------------
                                                                                      318,999
                                                                               --------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

   SHARES                               DESCRIPTION                                 VALUE
------------   -------------------------------------------------------------   --------------
COMMON STOCKS - (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE - 0.3%
       2,884   Marcus Corp. ................................................   $       37,463
                                                                               --------------
               HOUSEHOLD DURABLES - 1.4%
       1,536   Sony Corp., ADR .............................................           58,860
       2,348   Tupperware Brands Corp. .....................................          113,221
                                                                               --------------
                                                                                      172,081
                                                                               --------------
               INSURANCE - 9.3%
       5,526   Allstate Corp. ..............................................          178,545
       2,971   American Financial Group, Inc. ..............................           84,525
       1,882   AXA S.A., ADR ...............................................           41,479
       6,384   Cincinnati Financial Corp. ..................................          184,498
       1,643   Delphi Financial Group, Inc., Class A .......................           41,338
       2,249   First American Corp. ........................................           76,106
       2,470   Manulife Financial Corp. ....................................           48,634
       6,134   Mercury General Corp. .......................................          268,178
         686   ProAssurance Corp. (b) ......................................           40,158
       1,024   Safety Insurance Group, Inc. ................................           38,574
       1,587   Tower Group, Inc. ...........................................           35,184
       3,306   Unitrin, Inc. ...............................................           92,733
                                                                               --------------
                                                                                    1,129,952
                                                                               --------------
               INTERNET & CATALOG RETAIL - 4.7%
       2,075   Netflix, Inc. (b) ...........................................          153,011
       1,641   priceline.com, Inc. (b) .....................................          418,455
                                                                               --------------
                                                                                      571,466
                                                                               --------------
               INTERNET SOFTWARE & SERVICES - 0.4%
       4,441   InfoSpace, Inc. (b) .........................................           49,073
                                                                               --------------
               IT SERVICES - 5.4%
      10,968   Cognizant Technology Solutions Corp., Class A (b) ...........          559,149
       1,591   Unisys Corp. (b) ............................................           55,510
       1,412   Wright Express Corp. (b) ....................................           42,529
                                                                               --------------
                                                                                      657,188
                                                                               --------------
               MEDIA - 0.6%
       2,448   Scholastic Corp. ............................................           68,544
                                                                               --------------
               METALS & MINING - 0.3%
         972   ArcelorMittal ...............................................           42,681
                                                                               --------------
               MULTI-UTILITIES - 5.7%
       3,804   DTE Energy Co. ..............................................          169,658
      10,785   NiSource, Inc. ..............................................          170,403
       3,716   PG&E Corp. ..................................................          157,633
       2,964   Sempra Energy ...............................................          147,904
       1,350   Veolia Environment, ADR .....................................           46,670
                                                                               --------------
                                                                                      692,268
                                                                               --------------
               OIL, GAS & CONSUMABLE FUELS - 2.2%
       1,386   EnCana Corp. ................................................           43,008
       4,828   Patriot Coal Corp. (b) ......................................           98,781
       1,670   Repsol YPF S.A., ADR ........................................           39,713

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

   SHARES                               DESCRIPTION                                 VALUE
------------   -------------------------------------------------------------   --------------
COMMON STOCKS - (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
       3,255   Southern Union Co. ..........................................   $       82,579
                                                                               --------------
                                                                                      264,081
                                                                               --------------
               PERSONAL PRODUCTS - 2.3%
       2,266   Herbalife Ltd. ..............................................          104,508
       2,319   NBTY, Inc. (b) ..............................................          111,266
       2,329   Nu Skin Enterprises, Inc., Class A ..........................           67,774
                                                                               --------------
                                                                                      283,548
                                                                               --------------
               PROFESSIONAL SERVICES - 0.6%
       5,206   On Assignment, Inc. (b) .....................................           37,119
       1,529   School Specialty, Inc. (b) ..................................           34,724
                                                                               --------------
                                                                                       71,843
                                                                               --------------
               REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.9%
       2,343   BioMed Realty Trust, Inc. ...................................           38,753
       3,175   Extra Space Storage, Inc. ...................................           40,259
       3,149   Hospitality Properties Trust ................................           75,419
       1,760   National Retail Properties, Inc. ............................           40,181
       1,743   Parkway Properties, Inc. ....................................           32,734
                                                                               --------------
                                                                                      227,346
                                                                               --------------
               SPECIALTY RETAIL - 7.5%
       1,932   Big 5 Sporting Goods Corp. ..................................           29,405
       2,614   Cabela's, Inc. (b) ..........................................           45,719
       2,711   Dress Barn (The), Inc. (b) ..................................           70,920
       1,264   DSW, Inc., Class A (b) ......................................           32,270
       1,249   Group 1 Automotive, Inc. (b) ................................           39,793
       3,429   Guess?, Inc. ................................................          161,094
       2,387   J. Crew Group, Inc. (b) .....................................          109,563
         997   Jo-Ann Stores, Inc. (b) .....................................           41,854
       4,124   Rent-A-Center, Inc. (b) .....................................           97,533
       2,896   Stage Stores, Inc. ..........................................           44,569
       6,282   Urban Outfitters, Inc. (b) ..................................          238,904
                                                                               --------------
                                                                                      911,624
                                                                               --------------
               TEXTILES, APPAREL & LUXURY GOODS - 1.5%
       3,428   Culp, Inc. (b) ..............................................           41,102
         460   Deckers Outdoor Corp. (b) ...................................           63,480
       2,941   Iconix Brand Group, Inc. (b) ................................           45,174
         807   Steven Madden Ltd. (b) ......................................           39,382
                                                                               --------------
                                                                                      189,138
                                                                               --------------
               THRIFTS & MORTGAGE FINANCE - 6.6%
      13,473   Astoria Financial Corp. .....................................          195,359
      12,022   First Niagara Financial Group, Inc. .........................          170,953
      16,792   New York Community Bancorp, Inc. ............................          277,740
      10,046   People's United Financial, Inc. .............................          157,119
                                                                               --------------
                                                                                      801,171
                                                                               --------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

   SHARES                               DESCRIPTION                                 VALUE
------------   -------------------------------------------------------------   --------------
COMMON STOCKS - (CONTINUED)
               TOBACCO - 2.3%
       5,219   Universal Corp. .............................................   $      274,989
                                                                               --------------
               WIRELESS TELECOMMUNICATION SERVICES - 3.1%
       6,139   NII Holdings, Inc. (b) ......................................          255,751
       3,185   NTT DoCoMo, Inc., ADR .......................................           48,412
       2,172   Telephone & Data Systems, Inc. ..............................           73,522
                                                                               --------------
                                                                                      377,685
                                                                               --------------
               TOTAL INVESTMENTS - 98.7% ...................................       12,028,398
               (Cost $10,992,153) (c)
               NET OTHER ASSETS AND LIABILITIES - 1.3% .....................          152,986
                                                                               --------------
               NET ASSETS - 100.0% .........................................   $   12,181,384
                                                                               ==============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,222,300 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $186,055.

ADR  American Depositary Receipt

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                               LEVEL 2        LEVEL 3
                    TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                   VALUE AT      QUOTED      OBSERVABLE    UNOBSERVABLE
                   03/31/10      PRICES        INPUTS         INPUTS
                 -----------   -----------   -----------   ------------
Common Stocks*   $12,028,398   $12,028,398       $--            $--
                 ===========   ===========       ===            ===

*    See the Portfolio of Investments for industry breakout.

                 See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010 (UNAUDITED)

   SHARES                               DESCRIPTION                                 VALUE
------------   -------------------------------------------------------------   --------------
COMMON STOCKS - 95.8%
               AUTO COMPONENTS - 0.8%
       3,120   Fuel Systems Solutions, Inc. (b) ............................   $       99,715
                                                                               --------------
               CHEMICALS - 2.3%
       2,692   NewMarket Corp. .............................................          277,249
                                                                               --------------
               COMPUTERS & PERIPHERALS - 5.9%
      17,884   Western Digital Corp. (b) ...................................          697,297
                                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 7.7%
       2,613   Intuitive Surgical, Inc. (b) ................................          909,664
                                                                               --------------
               HOUSEHOLD DURABLES - 4.6%
      11,228   Tupperware Brands Corp. .....................................          541,414
                                                                               --------------
               INTERNET & CATALOG RETAIL - 13.9%
       9,943   Netflix, Inc. (b) ...........................................          733,197
       3,575   priceline.com, Inc. (b) .....................................          911,625
                                                                               --------------
                                                                                    1,644,822
                                                                               --------------
               IT SERVICES - 11.5%
      17,577   Cognizant Technology Solutions Corp., Class A (b) ...........          896,076
       7,610   Unisys Corp. (b) ............................................          265,513
       6,753   Wright Express Corp. (b) ....................................          203,400
                                                                               --------------
                                                                                    1,364,989
                                                                               --------------
               PERSONAL PRODUCTS - 11.5%
      10,837   Herbalife Ltd. ..............................................          499,802
      11,094   NBTY, Inc. (b) ..............................................          532,290
      11,144   Nu Skin Enterprises, Inc., Class A ..........................          324,290
                                                                               --------------
                                                                                    1,356,382
                                                                               --------------
               SPECIALTY RETAIL - 24.4%
       6,107   Big 5 Sporting Goods Corp. ..................................           92,949
      12,965   Dress Barn (The), Inc. (b) ..................................          339,164
       3,995   DSW, Inc., Class A (b) ......................................          101,992
      16,405   Guess?, Inc. ................................................          770,707
      11,416   J. Crew Group, Inc. (b) .....................................          523,994
       4,764   Jo-Ann Stores, Inc. (b) .....................................          199,993
      22,512   Urban Outfitters, Inc. (b) ..................................          856,131
                                                                               --------------
                                                                                    2,884,930
                                                                               --------------
               TEXTILES, APPAREL & LUXURY GOODS - 5.0%
      10,832   Culp, Inc. (b) ..............................................          129,876
       2,192   Deckers Outdoor Corp. (b) ...................................          302,496
       3,236   Steven Madden Ltd. (b) ......................................          157,917
                                                                               --------------
                                                                                      590,289
                                                                               --------------
               WIRELESS TELECOMMUNICATION SERVICES - 8.2%
      23,354   NII Holdings, Inc. (b) ......................................          972,928
                                                                               --------------

                 See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)- (CONTINUED)
MARCH 31, 2010 (UNAUDITED)


                                        DESCRIPTION                                 VALUE
               -------------------------------------------------------------   --------------
               TOTAL INVESTMENTS - 95.8% ...................................   $   11,339,679
               (Cost $10,322,362) (c)
               NET OTHER ASSETS AND LIABILITIES - 4.2% .....................          499,328
                                                                               --------------
               NET ASSETS - 100.0% .........................................   $   11,839,007
                                                                               ==============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,277,940 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $260,623.

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                               LEVEL 2        LEVEL 3
                    TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                   VALUE AT      QUOTED      OBSERVABLE    UNOBSERVABLE
                   03/31/10      PRICES        INPUTS         INPUTS
                 -----------   -----------   -----------   ------------
Common Stocks*   $11,339,679   $11,339,679       $--            $--
                 ===========   ===========       ===            ===

*    See the Portfolio of Investments for industry breakout.

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                        FIRST DEFINED PORTFOLIO FUND, LLC
                           MARCH 31, 2010 (UNAUDITED)

                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Defined Portfolio Fund, LLC (the "Registrant"), a non-diversified open-end management investment company, offers eight variable annuity Portfolios (each a "Portfolio," and collectively, the "Portfolios") as follows:

     Target Managed VIP Portfolio
     The Dow(R) DART 10 Portfolio
     The Dow(R) Target Dividend Portfolio
     Global Dividend Target 15 Portfolio
     S&P(R) Target 24 Portfolio
     NASDAQ(R) Target 15 Portfolio
     First Trust Target Focus Four Portfolio
     Value Line(R) Target 25 Portfolio

The net asset value ("NAV") of each Portfolio's Membership Interests (each an "Interest", and collectively, the "Interests") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Interests outstanding.

Each Portfolio's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board of Trustees of the Registrant. A majority of each Portfolio's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Registrant's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value each Portfolio's securities and investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before a Portfolio values its assets, that could materially affect NAV, First Trust may use a fair value method to value such Portfolio's securities and investments. The use of fair value pricing by each Portfolio is governed by valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and asked prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Registrant's Board of Trustees. All securities and other assets of the Portfolios initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                           MARCH 31, 2010 (UNAUDITED)

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     - Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     - Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                 -    Quoted prices for similar securities in active markets.

                 - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                 - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                 - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

     - Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Portfolio's investments as of March 31, 2010, is included with each Portfolio's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security, foreign currency transactions and interest and dividends received.

ADDITIONAL INFORMATION

                        FIRST DEFINED PORTFOLIO FUND, LLC
                           MARCH 31, 2010 (UNAUDITED)

                              LICENSING INFORMATION

"Dow Jones Industrial Average(sm)," "DJIA(sm)," "The Dow Jones Select Dividend Index(sm)," "Dow Industrials(sm)," "The Dow(R)," "Dow 30(sm)," and "The Dow 10(sm)" are service marks or registered trademarks, as applicable, of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust on behalf of the Registrant. None of the Portfolios, including, and in particular, Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio, The Dow(R) DART 10 Portfolio and the First Trust Target Focus Four Portfolio, are endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

"The NASDAQ-100(R)", "NASDAQ-100 Index(R)", "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of The Nasdaq OMX Group, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust on behalf of the Registrant. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have not been passed on by the Corporations as to their legality or suitability. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE REGISTRANT.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500", "500",
S&P MidCap 400","Standard & Poor's MidCap 400", "S&P SmallCap 600" and "Standard & Poor's SmallCap 600" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by First Trust on behalf of the Registrant. The S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations on behalf of Standard & Poor's.

"Value Line(R)", "The Value Line Investment Survey," and "Value Line Timeliness(TM)" Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Registrant. The Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio or the First Trust Target Focus Four Portfolio.

"NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(R), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the First Trust Target Focus Four Portfolio or First Trust other than the licensing of NYSE International 100 Index(R) and its registered trademarks for use in connection with the First Trust Target Focus Four Portfolio.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Defined Portfolio Fund, LLC


By (Signature and Title)* /S/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /S/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date May 27, 2010


By (Signature and Title)* /S/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date May 27, 2010

* Print the name and title of each signing officer under his or her signature.